Expense Example, No Redemption - MassMutual Emerging Markets Debt Blended Total Return Fund - Class C	Jul. 01, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 192
Expense Example, No Redemption, 3 Years	622
Expense Example, No Redemption, 5 Years	1,090
Expense Example, No Redemption, 10 Years	$ 2,386